Business combinations (Details Text) (Detail) - BRL (R$) R$ in Thousands										1 Months Ended	12 Months Ended
	Dec. 05, 2018	Apr. 27, 2018	Mar. 12, 2018	Jan. 15, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 03, 2017	May 02, 2017	Jan. 01, 2017	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
BCPS
Business combinations (Details Text)
Ownership interest acquired					99.50%							99.50%
Amount paid in the acquisition, which was settled in cash on that date									R$ 407
Fair value of the acquired assets									568
Fair value of the assumed liabilities									75
Bargain purchase gain									R$ 87
R2TECH
Business combinations (Details Text)
Ownership interest acquired								51.00%				51.00%
The consideration for the purchase												R$ 9,200
Consideration in variable installments subjects to specific target in 2018												R$ 3,500
BIVA
Business combinations (Details Text)
Ownership interest acquired		2.40%	0.50%	15.10%		59.30%	51.40%			59.30%	59.30%	77.35%	59.30%
Fair value of the acquired assets														R$ 2,350
Fair value of the assumed liabilities														997
The consideration for the purchase						R$ 2,394				R$ 2,394		R$ 5,389
The total consideration paid for the purchases, which was settled in cash on the acquisition date														18,470
Goodwill														R$ 17,117
Additional interest of acquired						7.90%				7.90%
TILIX
Business combinations (Details Text)
Ownership interest acquired	100.00%											100.00%
The consideration for the purchase	R$ 19,610
Goodwill	19,175
Consideration for the purchase settled in cash	3,810
Consideration in variable installments	15,800
Consideration in variable installments subjects to specific target in 2020	4,100
Consideration in variable installments subjects to specific target in 2021	R$ 11,700